TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 15:-	TAXES ON INCOME

a.	Change in corporate tax rate:

The Israeli corporate tax rate was 25% in 2010 and 24% in 2011 and 25% in 2012.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among other things, cancels, effective from 2012, the scheduled progressive reduction in the corporate tax Rate. The Law also increases the corporate tax rate to 25% in 2012.

b.	Loss carry forward:

The Company and its Israeli subsidiaries have accumulated losses for Israeli income tax purposes as of December 31, 2012, in the amount of approximately $ 32,463. These losses may be carried forward and offset against taxable income in the future for an indefinite period. In addition, the Company and its Israeli subsidiaries have accumulated capital loses in the amount of approximately $21,914 which may be carried forward under certain limitations.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2012	2011
Assets in respect of:

Allowances and provisions	$142	$195
Net operating loss carry forward (1)	8,116	7,778

	8,258	7,973

Valuation allowance (2)	(8,168)	(7,838)

	90	135
Liabilities in respect of intangible assets	(90)	(135)

Net deferred tax assets (liability)	$-	$-

(1)	See Note 15b.

(2)
In 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future.

d.	Tax benefit (taxes on income) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current	$187	$172	$(2)
Prior years	-	-	(3)

	$187	$172	$(5)

Domestic	195	172	$(73)
Foreign	(8)	-	68

	$187	$172	$(5)

e.	Profit (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$(572)	$(3,429)	$228
Foreign	23	43	(52)

	$(549)	$(3,386)	$176

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the Company and various subsidiaries due to uncertainty of the realization of such tax benefits.

g.	Tax assessments:

BOS Odem and BOS Dimex have final assessments through 2008. Bos has final assessments through 2007. Dimex Hagalil was incorporated in 2008, and therefore, does not have any final assessments.

Ruby-Tech Inc., a U.S. subsidiary, has final assessments through 2008.

h.
In accordance with the Company's accounting policy, interest expense and potential penalties related to income taxes are included in the tax expense line of the Company's consolidated statements of operations.

The Company and its subsidiaries file income tax returns in Israel and in the United States. BOS, BOS Dimex and BOS Odem may be subject to auditing by the Israel tax authorities for fiscal years 2009 and thereafter. Dimex Hagalil may be subject to auditing by the Israel tax authorities for fiscal years 2008 and thereafter. Ruby-Tech Inc., a U.S.

subsidiary, may be subject to auditing by the U.S. Internal Revenue Service for fiscal years 2008 and thereafter.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company's tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net loss in the period in which such determination is made.

i.	Uncertain tax positions

	December 31,
	2012	2011

Uncertain tax positions, beginning of year	$172	$379
Decreases in tax positions for prior years	(172)	(207)
Increases in tax positions for current year	31	-

Uncertain tax positions, end of year	$31	$172

The Company recognizes interest accrued that is related to unrecognized tax benefits and penalties in taxes on income. During the years ended December 31, 2012 and 2011, the Company recognized approximately $ (54) and $ (54), respectively, in interest and penalties. The Company had approximately $ 0 and $ 54 accruals for the payment of interest and penalties at December 31, 2012 and 2011, respectively.